COMMITMENTS & CONTINGENCIES (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Underwriting cash discount per unit	$ 0.35	$ 0.35
Aggregate underwriter cash discount	$ 14,490,000	$ 14,490,000
Over-allotment option
Period to exercise the over-allotment option	45 days	45 days
Additional units granted to underwriters to purchase	14,490,000	14,490,000